Basis of Presentation and General Information (Details)	6 Months Ended
Jun. 30, 2022
Basis of Presentation and General Information [Abstract]
Ownership interest in subsidiaries	100.00%
M/T Eco Marina Del Ray [Member]
Basis of Presentation and General Information [Abstract]
Delivery date	2019-03
M/T Eco Bel Air [Member]
Basis of Presentation and General Information [Abstract]
Delivery date	2019-04
M/T Eco Beverly Hills [Member]
Basis of Presentation and General Information [Abstract]
Delivery date	2019-05
M/T Eco West Coast [Member]
Basis of Presentation and General Information [Abstract]
Delivery date	2021-03
M/T Eco Malibu [Member]
Basis of Presentation and General Information [Abstract]
Delivery date	2021-05
M/T Eco Oceano Ca [Member]
Basis of Presentation and General Information [Abstract]
Delivery date	2022-03
M/T Julius Caesar [Member]
Basis of Presentation and General Information [Abstract]
Delivery date	2022-01
M/T Legio X Equestris [Member]
Basis of Presentation and General Information [Abstract]
Delivery date	2022-03
M/T Eco Yosemite Park [Member]
Basis of Presentation and General Information [Abstract]
Built date	2020-03
M/T Eco Joshua Park [Member]
Basis of Presentation and General Information [Abstract]
Built date	2020-03
California 19 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2019-05
Country of incorporation	1T
Vessel	M/T Eco Yosemite Park
Ownership percentage	50.00%
California 20 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2019-05
Country of incorporation	1T
Vessel	M/T Eco Joshua Park
Ownership percentage	50.00%
Top Tanker Management Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2004-05
Country of incorporation	1T
Activity	Management company
PCH Dreaming Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-01
Country of incorporation	1T
Vessel	M/T Eco Marina Del Ray
South California Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-01
Country of incorporation	1T
Vessel	M/T Eco Bel Air
Malibu Warrior Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-01
Country of incorporation	1T
Vessel	M/T Eco Beverly Hills
Roman Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-02
Country of incorporation	1T
Vessel	Eco West Coast
Athenean Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-02
Country of incorporation	1T
Vessel	Eco Malibu
Eco Oceano Ca Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-12
Country of incorporation	1T
Vessel	Eco Oceano Ca
Julius Caesar Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-05
Country of incorporation	1T
Vessel	Julius Caesar (Hull No. 3213)
Legio X Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-12
Country of incorporation	1T
Vessel	Legio X Equestris (Hull No. 3214)